File Number: 333-129005
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933



                                                           May 17, 2013



                          Pioneer High Income Municipal Fund

              Supplement to the December 31, 2012 Summary Prospectus, as
                   in effect and as may be amended from time to time


Fund summary

The following replaces the information in the "Management" chart:

Portfolio management  David Eurkus, Senior Vice President at Pioneer
                      (portfolio manager of the fund since 2006);
                      Jonathan Chirunga, Vice President at Pioneer
                      (portfolio manager of the fund since 2013).